Related Party Transactions - Schedule of Related Party Transactions (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Related Party Transactions [Abstract]
Costs incurred		$ 1.7		$ 11.4
Total credits received	$ 1.0		$ 2.6